UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number    811-08631
                                              ----------------------

                               Phoenix Portfolios
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                           900 Third Ave., 31st Floor
                               New York, NY 10022
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.                          John R. Flores, Esq.
  Vice President, Chief Legal Officer,                  Vice President
   Counsel and Secretary for Registrant        Litigation/Employment Counsel
  Phoenix Life Insurance Company               Phoenix Life Insurance Company
        One American Row                              One American Row
       Hartford, CT 06102                            Hartford, CT 06102

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report

|>   APRIL 30, 2005

Phoenix Market Neutral Fund

                                 DO YOU WANT TO
                                 STOP RECEIVING
                             FUND DOCUMENTS BY MAIL?

                                      GO TO
                             PHOENIXINVESTMENTS.COM,
                               LOG IN AND SIGN UP
                                 FOR E-DELIVERY

                               [GRAPHIC OMITTED]


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(R)
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Portfolios unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Market Neutral Fund for the six months ended April 30, 2005.

      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your allocation in the Phoenix Market Neutral Fund may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 2005

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary ..................................................................... 3

Phoenix Market Neutral Fund .................................................. 4

Notes to Financial Statements ................................................18

Board of Trustees' Consideration of Investment Advisory Agreement ............22

Fund Management Tables .......................................................23

GLOSSARY

LONG POSITION ("LONG")
Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustain a loss.

PHOENIX MARKET NEUTRAL FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Market Neutral Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                 Beginning           Ending        Expenses Paid
  Market Neutral Fund          Account Value      Account Value       During
        Class A              October 31, 2004     April 30, 2005      Period*
------------------------     ----------------     --------------   -------------
Actual                           $1,000.00           $1,032.15        $11.22
Hypothetical (5% return
  before expenses)                1,000.00            1,013.61         11.18

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 2.23%,
 EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending        Expenses Paid
  Market Neutral Fund          Account Value      Account Value       During
        Class B              October 31, 2004     April 30, 2005      Period*
------------------------     ----------------     --------------   -------------
Actual                           $1,000.00           $1,028.37        $14.70
Hypothetical (5% return
  before expenses)                1,000.00            1,010.12         14.67

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.92%,
 EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending        Expenses Paid
  Market Neutral Fund          Account Value      Account Value       During
        Class C              October 31, 2004     April 30, 2005      Period*
------------------------     ----------------     --------------   -------------
Actual                           $1,000.00           $1,028.52        $14.74
Hypothetical (5% return
  before expenses)                1,000.00            1,010.08         14.71

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.93%,
 EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/05
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a Percentage of Long Positions 1

               Financials                             20%
               Information Technology                 15
               Consumer Discretionary                 12
               Industrials                            10
               Health Care                             9
               Utilities                               7
               Consumer Staples                        5
               Other                                  22

                                [GRAPHIC OMITTED]

As a Percentage of Short Positions 1

               Financials                             21%
               Information Technology                 15
               Consumer Discretionary                 12
               Health Care                            11
               Industrials                            10
               Utilities                               6
               Consumer Staples                        4
               Other                                  21

1 For information regarding position definitions see the glossary on page 3.


                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      --------  -------------
DOMESTIC COMMON STOCKS--84.2%
AEROSPACE & DEFENSE--0.2%
Moog, Inc. Class A(b) ...............................   10,000  $     298,100

AIR FREIGHT & COURIERS--0.6%
FedEx Corp. .........................................    9,500        807,025

APPAREL RETAIL--0.2%
Stage Stores, Inc.(b) ...............................    6,100        230,702

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Russell Corp. .......................................   46,100        807,211

APPLICATION SOFTWARE--2.9%
Magma Design Automation, Inc.(b) ....................   41,900        257,266
MRO Software, Inc.(b) ...............................   49,000        626,711
Parametric Technology Corp.(b) ......................  160,300        852,796
QAD, Inc. ...........................................   17,200        140,868
Sonic Solutions, Inc.(b) ............................   52,300        768,287
SPSS, Inc.(b) .......................................    9,400        151,246
SS&C Technologies, Inc. .............................   13,100        332,871
Synopsys, Inc.(b) ...................................   38,000        624,720
                                                                -------------
                                                                    3,754,765
                                                                -------------
AUTO PARTS & EQUIPMENT--0.1%
Keystone Automotive Industries, Inc.(b) .............    5,200        104,156

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. ......................................   53,700        489,207


                                                       SHARES       VALUE
                                                      --------  -------------
AUTOMOTIVE RETAIL--0.6%
AutoNation, Inc.(b) .................................   45,200  $     825,804

BIOTECHNOLOGY--1.5%
Gilead Sciences, Inc.(b) ............................   20,500        760,550
Lexicon Genetics, Inc.(b) ...........................   98,100        429,678
United Therapeutics Corp.(b) ........................   16,900        811,031
                                                                -------------
                                                                    2,001,259
                                                                -------------
BREWERS--0.5%
Molson Coors Brewing Co. ............................    9,900        611,325

BROADCASTING & CABLE TV--2.2%
EchoStar Communications Corp. Class A ...............   26,000        752,700
Entercom Communications Corp.(b) ....................   24,000        773,520
Entravision Communications Corp. Class A(b) .........   35,400        278,598
Salem Communications Corp. Class A(b) ...............   19,000        365,180
Sinclair Broadcast Group, Inc. Class A ..............   99,000        758,340
                                                                -------------
                                                                    2,928,338
                                                                -------------
BUILDING PRODUCTS--0.2%
USG Corp.(b) ........................................    7,700        323,323

CASINOS & GAMING--0.2%
Multimedia Games, Inc.(b) ...........................   27,900        220,689

COAL & CONSUMABLE FUELS--0.5%
Peabody Energy Corp. ................................   14,800        647,796

COMMERCIAL PRINTING--0.6%
Consolidated Graphics, Inc.(b) ......................   17,000        780,300


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------  -------------
COMMUNICATIONS EQUIPMENT--1.1%
Harris Corp. ........................................   27,100  $     764,220
Plantronics, Inc. ...................................   20,500        645,545
                                                                -------------
                                                                    1,409,765
                                                                -------------
COMPUTER & ELECTRONICS RETAIL--0.6%
Electronics Boutique Holdings Corp.(b) ..............   14,800        824,804

COMPUTER STORAGE & PERIPHERALS--1.8%
Electronics for Imaging, Inc.(b) ....................   12,100        198,682
Emulex Corp.(b) .....................................   50,400        782,712
McDATA Corp. Class A(b) .............................  187,300        576,884
Network Appliance, Inc.(b) ..........................   30,900        822,867
                                                                -------------
                                                                    2,381,145
                                                                -------------
CONSTRUCTION & ENGINEERING--0.2%
Perini Corp.(b) .....................................   19,200        266,112

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
Cummins, Inc. .......................................    7,800        530,400
Manitowoc Co., Inc. (The) ...........................   11,400        456,000
                                                                -------------
                                                                      986,400
                                                                -------------
CONSUMER FINANCE--0.4%
World Acceptance Corp.(b) ...........................   18,400        468,280

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
BISYS Group, Inc. (The)(b) ..........................   48,900        690,468
Computer Sciences Corp.(b) ..........................   18,800        817,424
Convergys Corp.(b) ..................................    8,500        110,160
First Data Corp. ....................................   14,800        562,844
                                                                -------------
                                                                    2,180,896
                                                                -------------
DEPARTMENT STORES--0.6%
Dillard's, Inc. Class A .............................   34,000        791,180

DIVERSIFIED BANKS--0.6%
U.S. Bancorp ........................................   26,800        747,720

DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The) ..............................   18,100        831,333

DIVERSIFIED COMMERCIAL SERVICES--0.5%
West Corp.(b) .......................................   21,200        686,668

DIVERSIFIED METALS & MINING--0.6%
Phelps Dodge Corp. ..................................    9,300        798,405

DRUG RETAIL--0.5%
Longs Drug Stores Corp. .............................   17,100        621,585


                                                       SHARES       VALUE
                                                      --------  -------------
EDUCATION SERVICES--1.0%
Career Education Corp.(b) ...........................   21,000  $     660,240
ITT Educational Services, Inc.(b) ...................   15,400        708,092
                                                                -------------
                                                                    1,368,332
                                                                -------------
ELECTRIC UTILITIES--3.6%
Exelon Corp. ........................................   16,400        811,800
FirstEnergy Corp. ...................................   19,400        844,288
Northeast Utilities .................................   43,200        790,992
NSTAR ...............................................   14,900        806,686
Otter Tail Corp. ....................................   26,000        638,040
Pepco Holdings, Inc. ................................   35,700        773,619
                                                                -------------
                                                                    4,665,425
                                                                -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
Amphenol Corp. Class A ..............................   15,600        615,264
Technitrol, Inc. ....................................   15,600        202,488
                                                                -------------
                                                                      817,752
                                                                -------------
ELECTRONIC MANUFACTURING SERVICES--0.8%
Methode Electronics, Inc. ...........................   50,867        573,271
TTM Technologies, Inc.(b) ...........................   52,900        476,629
                                                                -------------
                                                                    1,049,900
                                                                -------------
EMPLOYMENT SERVICES--1.3%
Gevity HR, Inc. .....................................   17,100        274,455
Volt Information Sciences, Inc.(b) ..................   31,800        629,004
Watson Wyatt & Co. Holdings .........................   28,100        741,840
                                                                -------------
                                                                    1,645,299
                                                                -------------
ENVIRONMENTAL SERVICES--1.1%
ABM Industries, Inc. ................................   40,200        730,434
Waste Connections, Inc.(b) ..........................   19,000        669,180
                                                                -------------
                                                                    1,399,614
                                                                -------------
FOOD RETAIL--0.2%
Ruddick Corp. .......................................   13,400        300,964

GAS UTILITIES--2.5%
AGL Resources, Inc. .................................   23,300        806,180
ONEOK, Inc. .........................................   27,900        805,194
Questar Corp. .......................................   14,600        852,640
WGL Holdings, Inc. ..................................   26,600        806,246
                                                                -------------
                                                                    3,270,260
                                                                -------------
GENERAL MERCHANDISE STORES--0.8%
Big Lots, Inc.(b) ...................................   19,100        194,438
Dollar General Corp. ................................   39,900        811,965
                                                                -------------
                                                                    1,006,403
                                                                -------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------  -------------
HEALTH CARE EQUIPMENT--3.3%
Becton, Dickinson & Co. .............................   13,000  $     760,760
Biosite, Inc.(b) ....................................   13,000        741,000
CONMED Corp.(b) .....................................   24,400        725,168
Kyphon, Inc.(b) .....................................   16,300        426,245
Respironics, Inc.(b) ................................   13,200        834,108
STERIS Corp.(b) .....................................   33,700        798,016
                                                                -------------
                                                                    4,285,297
                                                                -------------
HEALTH CARE FACILITIES--1.2%
Health Management Associates, Inc. Class A ..........   32,800        811,144
Kindred Healthcare, Inc.(b) .........................   21,500        707,350
                                                                -------------
                                                                    1,518,494
                                                                -------------
HEALTH CARE SERVICES--1.1%
Cross Country Healthcare, Inc.(b) ...................   27,600        444,636
OCA, Inc.(b) ........................................  158,300        642,698
RehabCare Group, Inc.(b) ............................   10,400        312,208
                                                                -------------
                                                                    1,399,542
                                                                -------------
HEALTH CARE SUPPLIES--0.4%
DJ Orthopedics, Inc.(b) .............................   21,000        528,150
Merit Medical Systems, Inc.(b) ......................    2,100         26,565
                                                                -------------
                                                                      554,715
                                                                -------------
HOME ENTERTAINMENT SOFTWARE--0.5%
THQ, Inc.(b) ........................................   25,200        635,544

HOMEBUILDING--0.9%
Beazer Homes USA, Inc. ..............................   12,600        574,560
Standard-Pacific Corp. ..............................    8,200        587,202
                                                                -------------
                                                                    1,161,762
                                                                -------------
HOUSEHOLD APPLIANCES--0.3%
Whirlpool Corp. .....................................    7,000        434,420

HOUSEHOLD PRODUCTS--0.6%
Procter & Gamble Co. (The) ..........................   14,300        774,345

INDUSTRIAL MACHINERY--1.6%
Gardner Denver, Inc.(b) .............................   19,000        694,260
Harsco Corp. ........................................   11,500        616,975
Idex Corp. ..........................................   20,900        778,525
                                                                -------------
                                                                    2,089,760
                                                                -------------
INSURANCE BROKERS--0.4%
Gallagher (Arthur J.) & Co. .........................   18,100        503,904

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Cincinnati Bell, Inc.(b) ............................  128,500        514,000
CT Communications, Inc. .............................    7,800         89,544
General Communication, Inc. Class A(b) ..............   22,114        186,642
                                                                -------------
                                                                      790,186
                                                                -------------


                                                       SHARES       VALUE
                                                      --------  -------------
INTERNET SOFTWARE & SERVICES--0.1%
PEC Solutions, Inc.(b) ..............................    5,000  $      76,650

IT CONSULTING & OTHER SERVICES--0.9%
Anteon International Corp.(b) .......................   10,100        422,180
Perot Systems Corp. Class A(b) ......................   64,100        809,583
                                                                -------------
                                                                    1,231,763
                                                                -------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
CMS Energy Corp.(b) .................................   58,400        754,528

OIL & GAS EQUIPMENT & SERVICES--0.6%
Grant Prideco, Inc.(b) ..............................   36,500        808,475

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Houston Exploration Co. (The)(b) ....................   10,900        555,246
Southwestern Energy Co.(b) ..........................    1,400         82,250
St. Mary Land & Exploration Co. .....................   25,200        546,840
                                                                -------------
                                                                    1,184,336
                                                                -------------
OIL & GAS STORAGE & TRANSPORTATION--0.6%
Williams Cos., Inc. (The) ...........................   48,300        822,066

PACKAGED FOODS & MEATS--2.5%
Flowers Foods, Inc. .................................   27,500        793,100
J & J Snack Foods Corp. .............................    4,000        195,800
Ralcorp Holdings, Inc. ..............................   15,800        625,996
Sanderson Farms, Inc. ...............................   21,800        790,032
Sara Lee Corp. ......................................   37,700        806,403
                                                                -------------
                                                                    3,211,331
                                                                -------------
PAPER PACKAGING--0.6%
Sealed Air Corp.(b) .................................   16,100        779,884

PAPER PRODUCTS--1.0%
Buckeye Technologies, Inc.(b) .......................   52,100        411,590
MeadWestvaco Corp. ..................................   28,300        833,435
                                                                -------------
                                                                    1,245,025
                                                                -------------
PERSONAL PRODUCTS--0.6%
Estee Lauder Cos., Inc. (The) Class A ...............   19,500        748,995

PHARMACEUTICALS--1.9%
Barr Pharmaceuticals, Inc.(b) .......................   15,400        798,644
First Horizon Pharmaceutical Corp.(b) ...............   45,100        816,761
Forest Laboratories, Inc.(b) ........................   22,800        813,504
                                                                -------------
                                                                    2,428,909
                                                                -------------
PRECIOUS METALS & MINERALS--0.4%
Stillwater Mining Co.(b) ............................   71,800        524,140

PROPERTY & CASUALTY INSURANCE--2.0%
Berkley (W.R.) Corp. ................................   19,050        619,125


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------  -------------
PROPERTY & CASUALTY INSURANCE--CONTINUED
LandAmerica Financial Group, Inc. ...................   12,100  $     600,160
ProAssurance Corp.(b) ...............................   12,800        480,128
Safety Insurance Group, Inc. ........................   26,000        738,920
Zenith National Insurance Corp. .....................    2,300        132,273
                                                                -------------
                                                                    2,570,606
                                                                -------------
PUBLISHING & PRINTING--0.6%
Belo Corp. Class A ..................................   35,900        841,137

RAILROADS--0.6%
Burlington Northern Santa Fe Corp. ..................   16,900        815,425

REGIONAL BANKS--4.1%
1st Source Corp. ....................................   11,700        258,570
Bank of Hawaii Corp. ................................   16,800        795,480
City Holdings Co. ...................................   12,600        405,216
Columbia Banking System, Inc. .......................   17,010        399,225
Commerce Bancorp, Inc. ..............................   28,700        803,313
Commerce Bancshares, Inc. ...........................    3,995        192,519
First Indiana Corp. .................................    6,500        161,200
First Republic Bank .................................    8,750        273,788
Glacier Bancorp, Inc. ...............................   18,525        495,914
Independent Bank Corp. ..............................   28,720        784,630
Oriental Financial Group, Inc. ......................   11,440        159,588
Pacific Capital Bancorp .............................    6,100        175,863
Santander BanCorp ...................................   18,000        398,880
                                                                -------------
                                                                    5,304,186
                                                                -------------
REINSURANCE--0.3%
Arch Capital Group Ltd.(b) ..........................   10,197        407,778

REITS--6.6%
AMB Property Corp. ..................................   20,600        803,194
Apartment Investment & Management Co. Class A .......   19,500        743,340
CBL & Associates Properties, Inc. ...................    7,700        595,749
Cresent Real Estate Equities Co. ....................   33,900        569,520
Developers Diversified Realty Corp. .................   19,300        819,092
Equity Lifestyle Properties, Inc. ...................   23,100        845,460
Friedman, Billings, Ramsey Group, Inc. Class A ......   50,400        609,336
Highwoods Properties, Inc. ..........................   24,000        675,120
Innkeepers USA Trust ................................   59,500        789,565
LTC Properties, Inc. ................................   44,600        818,856
Parkway Properties, Inc. ............................   14,800        674,880
Pennsylvania Real Estate Investment Trust ...........   13,100        552,165
Universal Health Realty Income Trust ................    5,000        163,750
                                                                -------------
                                                                    8,660,027
                                                                -------------


                                                       SHARES       VALUE
                                                      --------  -------------
RESTAURANTS--1.5%
California Pizza Kitchen, Inc.(b) ...................   14,700  $     335,160
Darden Restaurants, Inc. ............................   26,900        807,000
Lone Star Steakhouse & Saloon, Inc. .................   28,400        805,140
                                                                -------------
                                                                    1,947,300
                                                                -------------
SEMICONDUCTOR EQUIPMENT--0.5%
Rudolph Technologies, Inc.(b) .......................   53,100        684,990

SEMICONDUCTORS--2.5%
Cree, Inc.(b) .......................................   27,400        662,806
International Rectifier Corp.(b) ....................   19,800        842,292
IXYS Corp.(b) .......................................   73,500        746,760
NVIDIA Corp.(b) .....................................   27,100        594,574
Pixelworks, Inc.(b) .................................   51,500        396,550
                                                                -------------
                                                                    3,242,982
                                                                -------------
SPECIALIZED CONSUMER SERVICES--0.3%
Pre-Paid Legal Services, Inc. .......................   11,400        407,094

SPECIALTY STORES--2.5%
Borders Group, Inc. .................................   28,100        679,739
Brookstone, Inc.(b) .................................   14,700        290,619
Claire's Stores, Inc. ...............................   37,200        811,704
Michaels Stores, Inc. ...............................   23,300        773,560
Trans World Entertainment Corp.(b) ..................   49,100        652,048
                                                                -------------
                                                                    3,207,670
                                                                -------------
STEEL--0.5%
Reliance Steel & Aluminum Co. .......................   17,100        645,183

SYSTEMS SOFTWARE--1.2%
MICROS Systems, Inc.(b) .............................   17,800        705,770
Progress Software Corp.(b) ..........................   32,100        856,428
                                                                -------------
                                                                    1,562,198
                                                                -------------
THRIFTS & MORTGAGE FINANCE--4.7%
Corus Bankshares, Inc. ..............................    3,500        170,905
Countrywide Financial Corp. .........................   25,000        904,750
Downey Financial Corp. ..............................   12,600        815,598
Fannie Mae ..........................................   15,400        830,830
Fidelity Bankshares, Inc. ...........................   22,750        524,615
First Niagara Financial Group .......................   58,300        731,082
Flushing Financial Corp. ............................   35,849        586,490
Harbor Florida Bancshares, Inc. .....................      800         27,680
New York Community Bancorp, Inc. ....................   31,533        558,134
Sovereign Bancorp, Inc. .............................   33,000        678,810
W Holding Co., Inc. .................................   42,600        344,634
                                                                -------------
                                                                    6,173,528
                                                                -------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------  -------------
TRUCKING--1.0%
Dollar Thrifty Automotive Group, Inc.(b) ............   21,700  $     734,545
Swift Transportation Co., Inc.(b) ...................   26,300        560,979
                                                                -------------
                                                                    1,295,524
                                                                -------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Western Wireless Corp. Class A(b) ...................   18,900        740,690
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $109,188,505)                                    109,818,631
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.9%
FOOD DISTRIBUTORS--0.0%
Telefonica Moviles SA (Argentina)(b)(c) .............    1,400              0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina SA (Argentina)(b)(c) ......    1,400              0

PROPERTY & CASUALTY INSURANCE--0.5%
ACE Ltd. (United States) ............................   14,100        605,736

THRIFTS & MORTGAGE FINANCE--0.4%
R&G Financial Corp. Class B (United States) .........   35,600        505,876
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,598,751)                                        1,111,612
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--85.1%
(IDENTIFIED COST $110,787,256)                                    110,930,243
-----------------------------------------------------------------------------


                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------  -------------
SHORT-TERM INVESTMENTS--14.6%
COMMERCIAL PAPER--14.6%
International Lease Finance Corp. 2.94%, 5/2/05 .....   $5,590  $   5,589,543
Honeywell International, Inc. 2.93%, 5/3/05 .........    5,825      5,824,052
George Street Finance LLC 2.90%, 5/6/05 .............    5,200      5,197,906
Ranger Funding Co. LLC 2.90%, 5/10/05 ...............    2,505      2,503,184
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,114,685)                                      19,114,685
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $129,901,941)                                    130,044,928(a)

SECURITIES SOLD SHORT--(85.8)%
(PROCEEDS $116,917,679)                                          (112,012,600)

Other assets and liabilities, net--86.1%                          112,458,265
                                                                -------------
NET ASSETS--100.0%                                              $ 130,490,593
                                                                =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,739,791 and gross depreciation of $8,085,539 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $130,390,676.
(b) Non-income producing.
(c) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2005, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(d) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      --------   ------------
SECURITIES SOLD SHORT--85.8%
DOMESTIC COMMON STOCKS--85.8%
AIR FREIGHT & COURIERS--1.0%
Robinson (C.H.) Worldwide, Inc. .....................   11,200   $    577,920
United Parcel Service, Inc. Class B .................   10,700        763,017
                                                                 ------------
                                                                    1,340,937
                                                                 ------------
ALUMINUM--0.5%
Alcoa, Inc. .........................................   24,100        699,382

APPAREL RETAIL--0.2%
Deb Shops, Inc. .....................................    9,278        222,394

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Kellwood Co. ........................................   28,800        735,552

APPLICATION SOFTWARE--3.5%
Agile Software Corp. ................................   54,900        360,693
Blackbaud, Inc. .....................................    9,900        129,195
Macromedia, Inc. ....................................   21,200        839,732
Manhattan Associates, Inc. ..........................   46,800        883,584
Mentor Graphics Corp. ...............................   83,000        742,020
Opsware, Inc. .......................................  162,300        775,794
Pegasystems, Inc. ...................................   38,500        201,355
Siebel Systems, Inc. ................................   72,700        654,300
                                                                 ------------
                                                                    4,586,673
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Northern Trust Corp. ................................   16,100        724,983
Waddell & Reed Financial, Inc. Class A ..............   40,000        696,400
                                                                 ------------
                                                                    1,421,383
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.4%
General Motors Corp. ................................   20,100        536,268

AUTOMOTIVE RETAIL--0.8%
O'Reilly Automotive, Inc. ...........................   17,200        882,704
TBC Corp. ...........................................    4,300        112,488
                                                                 ------------
                                                                      995,192
                                                                 ------------
BIOTECHNOLOGY--2.6%
Alkermes, Inc. ......................................   67,000        753,750
Cell Genesys, Inc. ..................................   83,300        388,178
Corixa Corp. ........................................   28,700         88,683
Enzo Biochem, Inc. ..................................   37,190        506,528
MedImmune, Inc. .....................................   30,600        776,322
Techne Corp. ........................................   20,000        835,600
                                                                 ------------
                                                                    3,349,061
                                                                 ------------
BREWERS--0.6%
Anheuser-Busch Cos., Inc. ...........................   17,500        820,225


                                                       SHARES       VALUE
                                                      --------   ------------
BROADCASTING & CABLE TV--2.2%
Cumulus Media, Inc. Class A .........................   21,700   $    281,666
Liberty Media Corp. Class A .........................   74,400        746,976
Spanish Broadcasting System, Inc. Class A ...........   38,000        317,300
United Global Communications, Inc. Class A ..........   83,800        750,010
Univision Communications, Inc. Class A ..............   30,400        799,216
                                                                 ------------
                                                                    2,895,168
                                                                 ------------
BUILDING PRODUCTS--0.2%
Apogee Enterprises, Inc. ............................   24,100        310,408

CASINOS & GAMING--0.2%
Churchill Downs, Inc. ...............................    5,420        205,418

COAL & CONSUMABLE FUELS--0.5%
Arch Coal, Inc. .....................................   15,900        705,006

COMMERCIAL PRINTING--0.6%
Bowne & Co., Inc. ...................................   59,000        768,180

COMMODITY CHEMICALS--0.6%
Spartech Corp. ......................................   43,100        839,157

COMMUNICATIONS EQUIPMENT--1.8%
3Com Corp. ..........................................  255,600        805,140
Avocent Corp. .......................................   31,500        791,910
UTStarcom, Inc. .....................................   77,700        738,927
                                                                 ------------
                                                                    2,335,977
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.6%
Gamestop Corp. Class B ..............................   33,100        772,554

COMPUTER STORAGE & PERIPHERALS--0.8%
Adaptec, Inc. .......................................  162,300        594,018
Iomega Corp. ........................................  153,700        448,804
                                                                 ------------
                                                                    1,042,822
                                                                 ------------
CONSTRUCTION & ENGINEERING--0.2%
Washington Group International, Inc. ................    6,400        265,152

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
NACCO Industries, Inc. Class A ......................    4,500        468,675
Navistar International Corp. ........................   13,500        398,655
                                                                 ------------
                                                                      867,330
                                                                 ------------
CONSUMER FINANCE--0.4%
Credit Acceptance Corp. .............................   24,700        463,125

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
Ceridian Corp. ......................................   41,300        696,731
Electronic Data Systems Corp. .......................   42,500        822,375
Paychex, Inc. .......................................   18,800        575,280
Total System Services, Inc. .........................    4,800        117,984
                                                                 ------------
                                                                    2,212,370
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------   ------------
DEPARTMENT STORES--0.6%
Saks, Inc. ..........................................   44,900   $    765,096

DIVERSIFIED CHEMICALS--0.6%
Du Pont (E.I.) de Nemours & Co. .....................   17,200        810,292

DIVERSIFIED COMMERCIAL SERVICES--1.6%
ChoicePoint, Inc. ...................................   19,900        785,453
Learning Tree International, Inc. ...................   22,200        283,272
PRG-Schultz International, Inc. .....................   90,700        432,639
Tetra Tech, Inc. ....................................   60,200        637,518
                                                                 ------------
                                                                    2,138,882
                                                                 ------------
DRUG RETAIL--0.4%
Rite Aid Corp. ......................................  159,300        578,259

EDUCATION SERVICES--1.2%
Apollo Group, Inc. Class A ..........................    9,900        713,988
DeVry, Inc. .........................................   36,400        829,920
                                                                 ------------
                                                                    1,543,908
                                                                 ------------
ELECTRIC UTILITIES--3.4%
Hawaiian Electric Industries, Inc. ..................   28,700        726,110
IDACORP, Inc. .......................................   20,400        550,392
Pinnacle West Capital Corp. .........................   17,200        720,680
Progress Energy, Inc. ...............................   19,500        818,805
Reliant Resources, Inc. .............................   73,300        745,461
TECO Energy, Inc. ...................................   50,800        843,788
                                                                 ------------
                                                                    4,405,236
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
AVX Corp. ...........................................   49,500        539,055
National Instruments Corp. ..........................   32,650        703,281
Photon Dynamics, Inc. ...............................   31,200        603,720
                                                                 ------------
                                                                    1,846,056
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.8%
Echelon Corp. .......................................   30,100        189,329
KEMET Corp. .........................................   31,200        195,000
Park Electrochemical Corp. ..........................   28,400        629,060
                                                                 ------------
                                                                    1,013,389
                                                                 ------------
EMPLOYMENT SERVICES--0.5%
Spherion Corp. ......................................  111,000        622,710

ENVIRONMENTAL SERVICES--1.0%
Central Parking Corp. ...............................   40,300        658,905
Stericycle, Inc. ....................................   14,600        710,582
                                                                 ------------
                                                                    1,369,487
                                                                 ------------
FOOD RETAIL--0.2%
Weis Markets, Inc. ..................................    8,500        322,150


                                                       SHARES       VALUE
                                                      --------   ------------
FOREST PRODUCTS--0.3%
Deltic Timber Corp. .................................   10,800   $    382,860

GAS UTILITIES--1.8%
Cascade Natural Gas Corp. ...........................    4,700         88,031
Equitable Resources, Inc. ...........................   12,800        737,792
Nicor, Inc. .........................................   19,400        717,218
Peoples Energy Corp. ................................   20,100        795,960
                                                                 ------------
                                                                    2,339,001
                                                                 ------------
GENERAL MERCHANDISE STORES--0.8%
Dollar Tree Stores, Inc. ............................   32,900        805,721
Fred's, Inc. ........................................   13,600        196,384
                                                                 ------------
                                                                    1,002,105
                                                                 ------------
HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc. ..........................   21,400        793,940
INAMED Corp. ........................................   13,350        812,214
Young Innovations, Inc. .............................    2,700         98,253
                                                                 ------------
                                                                    1,704,407
                                                                 ------------
HEALTH CARE FACILITIES--1.9%
Sunrise Senior Living, Inc. .........................   14,700        753,228
Tenet Healthcare Corp. ..............................   68,500        819,945
VCA Antech, Inc. ....................................   36,900        859,032
                                                                 ------------
                                                                    2,432,205
                                                                 ------------
HEALTH CARE SERVICES--1.1%
Advisory Board Co. (The) ............................   10,600        431,420
LabOne, Inc. ........................................   20,600        722,648
Specialty Laboratories, Inc. ........................   30,600        250,308
                                                                 ------------
                                                                    1,404,376
                                                                 ------------
HEALTH CARE SUPPLIES--1.9%
Edwards Lifesciences Corp. ..........................   19,100        841,164
Epitope, Inc. .......................................   56,400        448,944
Polymedica Corp. ....................................   25,000        774,750
Regeneration Technologies, Inc. .....................   51,400        472,366
                                                                 ------------
                                                                    2,537,224
                                                                 ------------
HOMEBUILDING--0.9%
Toll Brothers, Inc. .................................    7,800        591,240
WCI Communities, Inc. ...............................   20,900        585,827
                                                                 ------------
                                                                    1,177,067
                                                                 ------------
HOMEFURNISHING RETAIL--1.4%
Cost Plus, Inc. .....................................   12,000        278,280
Haverty Furniture Cos., Inc. ........................   49,200        706,020
Pier 1 Imports, Inc. ................................   53,600        778,272
                                                                 ------------
                                                                    1,762,572
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------   ------------
HOUSEHOLD APPLIANCES--0.3%
Maytag Corp. ........................................   45,100   $    437,019

HOUSEHOLD PRODUCTS--0.6%
Colgate-Palmolive Co. ...............................   16,000        796,640

INDUSTRIAL MACHINERY--2.3%
Cuno, Inc. ..........................................   14,300        725,296
Kadant, Inc. ........................................   38,600        663,920
Pentair, Inc. .......................................   18,400        731,952
Tecumseh Products Co. Class A .......................    7,800        270,972
Watts Water Technologies, Inc. Class A ..............   20,800        650,000
                                                                 ------------
                                                                    3,042,140
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
IDT Corp. Class B ...................................   42,000        590,520
North Pittsburgh Systems, Inc. ......................    4,800         86,784
SureWest Communications .............................    8,921        182,077
                                                                 ------------
                                                                      859,381
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.6%
Openwave Systems, Inc. ..............................   56,900        761,891

INVESTMENT BANKING & BROKERAGE--0.2%
Tradestation Group, Inc. ............................   40,300        259,935

IT CONSULTING & OTHER SERVICES--1.0%
ManTech International Corp. Class A .................   17,200        413,660
Tyler Technologies, Inc. ............................    8,700         50,286
Unisys Corp. ........................................  128,300        832,667
                                                                 ------------
                                                                    1,296,613
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--1.2%
Dominion Resources, Inc. ............................   10,200        769,080
Vectren Corp. .......................................   27,900        753,579
                                                                 ------------
                                                                    1,522,659
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
FMC Technologies, Inc. ..............................   24,300        737,019

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Encore Acquisition Co. ..............................   16,300        598,536
Spinnaker Exploration Co. ...........................   18,400        588,984
                                                                 ------------
                                                                    1,187,520
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.6%
El Paso Corp. .......................................   81,500        814,185

PACKAGED FOODS & MEATS--2.0%
American Italian Pasta Co. Class A ..................    6,500        153,790
ConAgra Foods, Inc. .................................   30,800        823,900


                                                       SHARES       VALUE
                                                      --------   ------------
PACKAGED FOODS & MEATS--CONTINUED
Del Monte Foods Co. .................................   77,500   $    808,325
Tootsie Roll Industries, Inc. .......................   25,594        790,343
                                                                 ------------
                                                                    2,576,358
                                                                 ------------
PAPER PRODUCTS--0.5%
Bowater, Inc. .......................................   21,800        708,282

PERSONAL PRODUCTS--0.6%
Avon Products, Inc. .................................   18,100        725,448

PHARMACEUTICALS--1.8%
Lilly (Eli) & Co. ...................................   13,700        801,039
Mylan Laboratories, Inc. ............................   47,400        782,100
Noven Pharmaceuticals, Inc. .........................   44,300        736,709
                                                                 ------------
                                                                    2,319,848
                                                                 ------------
PRECIOUS METALS & MINERALS--0.4%
Hecla Mining Co. ....................................  123,700        576,442

PROPERTY & CASUALTY INSURANCE--2.6%
Baldwin & Lyons, Inc. Class B .......................    3,200         79,840
CNA Financial Corp. .................................   21,700        595,665
Direct General Corp. ................................   43,000        763,680
Erie Indemnity Co. Class A ..........................   10,100        518,938
Harleysville Group, Inc. ............................   16,439        341,767
Old Republic International Corp. ....................   25,000        590,000
Triad Guaranty, Inc. ................................    9,800        493,038
                                                                 ------------
                                                                    3,382,928
                                                                 ------------
PUBLISHING & PRINTING--0.6%
Lee Enterprises, Inc. ...............................   19,000        788,690

RAILROADS--0.6%
Union Pacific Corp. .................................   12,700        811,911

REGIONAL BANKS--3.6%
Chemical Financial Corp. ............................    7,000        209,720
Citizens Banking Corp. ..............................   13,800        369,978
First Commonwealth Financial Corp. ..................   61,800        813,288
First Merchants Corp. ...............................    9,400        238,948
International Bancshares Corp. ......................    5,500        197,725
Midwest Banc Holdings, Inc. .........................   19,900        360,190
Park National Corp. .................................    8,055        809,527
Peoples Bancorp, Inc. ...............................   11,200        290,640
Riggs National Corp. ................................    5,600        109,368
Sandy Spring Bancorp, Inc. ..........................   11,700        363,402
Valley National Bancorp .............................   33,200        823,028
Yardville National Bancorp ..........................    5,300        171,402
                                                                 ------------
                                                                    4,757,216
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      --------   ------------
REITS--6.1%
BRE Properties, Inc. Class A ........................   22,800   $    848,616
Correctional Properties Trust .......................    6,300        161,658
EastGroup Properties, Inc. ..........................   19,900        746,250
Equity Residential ..................................   22,400        769,440
Liberty Property Trust ..............................   14,300        569,569
Macerich Co. (The) ..................................   13,600        820,080
Post Properties, Inc. ...............................   17,400        566,892
Ramco-Gershenson Properties Trust ...................   19,500        539,955
Reckson Associates Realty Corp. .....................   19,700        635,325
Shurgard Storage Centers, Inc. Class A ..............   19,900        832,417
Sun Communities, Inc. ...............................   22,500        784,125
Town & Country Trust (The) ..........................   26,400        708,840
                                                                 ------------
                                                                    7,983,167
                                                                 ------------
RESTAURANTS--1.4%
Rare Hospitality International, Inc. ................   12,400        344,968
Red Robin Gourmet Burgers, Inc. .....................   14,400        697,824
Wendy's International, Inc. .........................   19,600        841,428
                                                                 ------------
                                                                    1,884,220
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.5%
LTX Corp. ...........................................  158,000        606,720

SEMICONDUCTORS--2.5%
Cypress Semiconductor Corp. .........................   72,100        864,479
Lattice Semiconductor Corp. .........................  161,100        734,616
Semtech Corp. .......................................   37,900        640,131
TriQuint Semiconductor, Inc. ........................  227,100        672,216
Vitesse Semiconductor Corp. .........................  180,800        376,064
                                                                 ------------
                                                                    3,287,506
                                                                 ------------
SPECIALTY CHEMICALS--0.5%
Sensient Technologies Corp. .........................   33,500        670,335

SPECIALTY STORES--1.3%
Big 5 Sporting Goods Corp. ..........................    8,600        205,454
PETsMART, Inc. ......................................   28,200        751,530
Toys "R" Us, Inc. ...................................   30,600        775,710
                                                                 ------------
                                                                    1,732,694
                                                                 ------------


                                                       SHARES       VALUE
                                                      --------   ------------
THRIFTS & MORTGAGE FINANCE--6.4%
Brookline Bancorp, Inc. .............................   51,400   $    771,000
City Bank ...........................................    8,000        237,120
Freddie Mac .........................................   13,500        830,520
Fremont General Corp. ...............................   25,800        559,602
Hudson City Bancorp, Inc. ...........................   16,600        550,622
Independence Community Bank Corp. ...................   22,900        817,072
KNBT Bancorp, Inc. ..................................    1,900         26,087
MAF Bancorp, Inc. ...................................   17,600        710,688
Northwest Bancorp, Inc. .............................   20,800        427,856
Partners Trust Financial Group, Inc. ................   58,700        596,392
PMI Group, Inc. (The) ...............................   23,400        822,744
Provident Bancorp, Inc. .............................   48,700        515,733
Washington Federal, Inc. ............................   26,070        581,100
Webster Financial Corp. .............................   18,400        836,280
                                                                 ------------
                                                                    8,282,816
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
NII Holdings, Inc. ..................................   13,100        655,917
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(PROCEEDS $116,917,679)                                           112,012,516
-----------------------------------------------------------------------------

RIGHTS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(b) .............      700             84
-----------------------------------------------------------------------------
TOTAL RIGHTS
(PROCEEDS $0) .......................................                      84
-----------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $116,917,679)                                          $112,012,600(a)
                                                                 ============

(a) Federal Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $10,089,850, and gross depreciation of $6,322,162 for federal income tax purposes. At April 30, 2005, the aggregate proceeds of securities sold short for federal income tax purposes was ($115,780,288).
(b) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2005, these securities amounted to a value of $(84) or 0.0% of net assets. For acquisition information see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $129,901,941)     $130,044,928
Deposits with broker for securities sold short                     111,355,212
Cash                                                                     1,864
Receivables
   Fund shares sold                                                  1,498,273
   Dividends and interest                                              267,883
Trustee retainer                                                         2,220
Prepaid expenses                                                        31,509
                                                                  ------------
     Total assets                                                  243,201,889
                                                                  ------------
LIABILITIES
Securities sold short at value (Proceeds $(116,917,679))           112,012,600
Payables
   Fund shares repurchased                                             322,256
   Investment advisory fee                                             157,783
   Dividends on short sales                                             64,552
   Distribution and service fees                                        56,778
   Transfer agent fee                                                   37,653
   Financial agent fee                                                   6,722
Accrued expenses                                                        52,952
                                                                  ------------
     Total liabilities                                             112,711,296
                                                                  ------------
NET ASSETS                                                        $130,490,593
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $142,810,086
Accumulated net investment loss                                       (457,910)
Accumulated net realized loss                                      (16,909,649)
Net unrealized appreciation on investments                             142,987
Net unrealized appreciation on securities sold short                 4,905,079
                                                                  ------------
NET ASSETS                                                        $130,490,593
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $85,392,904)                  7,186,414
Net asset value per share                                               $11.88
Offering price per share $11.88/(1-5.75%)                               $12.60

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,872,062)                    937,036
Net asset value and offering price per share                            $11.60

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $34,225,627)                  2,965,281
Net asset value and offering price per share                            $11.54


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $1,064,572
Dividends                                                             726,438
Foreign taxes withheld                                                   (967)
                                                                   ----------
     Total investment income                                        1,790,043
                                                                   ----------
EXPENSES
Investment advisory fee                                               872,808
Service fees, Class A                                                 114,369
Distribution and service fees, Class B                                 56,468
Distribution and service fees, Class C                                144,175
Financial agent fee                                                    37,392
Transfer agent                                                        104,164
Registration                                                           21,879
Professional                                                           21,440
Printing                                                               21,335
Trustees                                                               18,745
Custodian                                                              13,450
Miscellaneous                                                          10,427
                                                                   ----------
     Expenses before dividends on short sales                       1,436,652
     Dividends on short sales                                         811,301
                                                                   ----------
     Net expenses                                                   2,247,953
                                                                   ----------
NET INVESTMENT LOSS                                                  (457,910)
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                   10,991,524
Net realized loss on securities sold short                         (8,539,090)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (7,727,952)
Net change in unrealized appreciation (depreciation) on
   securities sold short                                            9,217,970
                                                                   ----------
NET GAIN ON INVESTMENTS                                             3,942,452
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $3,484,542
                                                                   ==========


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                April 30, 2005         Year Ended
                                                                                                  (Unaudited)       October 31, 2004
                                                                                                 ------------       ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $   (457,910)        $ (1,766,695)
   Net realized gain (loss)                                                                         2,452,434            3,781,491
   Net change in unrealized appreciation (depreciation)                                             1,490,018           (1,742,595)
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      3,484,542              272,201
                                                                                                 ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,148,333 and 4,325,163 shares, respectively)                    25,205,905           48,942,826
   Cost of shares repurchased (1,119,190 and 4,526,209 shares, respectively)                      (13,082,539)         (50,823,176)
                                                                                                 ------------         ------------
Total                                                                                              12,123,366           (1,880,350)
                                                                                                 ------------         ------------
CLASS B
   Proceeds from sales of shares (67,667 and 98,576 shares, respectively)                             782,476            1,093,670
   Cost of shares repurchased (219,999 and 464,629 shares, respectively)                           (2,522,477)          (5,161,789)
                                                                                                 ------------         ------------
Total                                                                                              (1,740,001)          (4,068,119)
                                                                                                 ------------         ------------
CLASS C
   Proceeds from sales of shares (962,720 and 1,037,223 shares, respectively)                      11,013,321           11,479,038
   Cost of shares repurchased (294,402 and 1,521,865 shares, respectively)                         (3,351,386)         (16,731,345)
                                                                                                 ------------         ------------
Total                                                                                               7,661,935           (5,252,307)
                                                                                                 ------------         ------------
CLASS I
   Cost of shares repurchased (0 and 4,043 shares, respectively)                                           --              (45,769)
                                                                                                 ------------         ------------
Total                                                                                                      --              (45,769)
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       18,045,300          (11,246,545)
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           21,529,842          (10,974,344)

NET ASSETS
   Beginning of period                                                                            108,960,751          119,935,095
                                                                                                 ------------         ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($457,910) AND $0, RESPECTIVELY]                     $130,490,593         $108,960,751
                                                                                                 ============         ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                 -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2005     -----------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001          2000
Net asset value, beginning of period                  $11.51         $11.39       $12.09       $10.95       $10.13        $10.68

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     (0.03)         (0.16)       (0.23)       (0.16)        0.15          0.26
   Net realized and unrealized gain (loss)              0.40           0.28        (0.47)        1.44         1.02         (0.55)
                                                      ------         ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.37           0.12        (0.70)        1.28         1.17         (0.29)
                                                      ------         ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --             --           --        (0.14)       (0.35)        (0.26)
                                                      ------         ------       ------       ------       ------        ------
Change in net asset value                               0.37           0.12        (0.70)        1.14         0.82         (0.55)
                                                      ------         ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                        $11.88         $11.51       $11.39       $12.09       $10.95        $10.13
                                                      ======         ======       ======       ======       ======        ======
Total return(1)                                         3.21 %(4)      1.05 %      (5.79)%      11.85 %      11.88%        (2.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $85,393        $70,892      $72,428      $61,582      $10,930        $7,205

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)          3.62 %(3)      3.42 %       3.85 %       3.47 %       3.78%         4.15 %
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)          2.23 %(3)      2.21 %       2.29 %       2.30 %       2.30%         2.33 %
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)         3.62 %(3)      3.42 %       3.85 %       3.68 %       4.16%         4.35 %
   Net investment income (loss)                        (0.54)%(3)     (1.45)%      (2.08)%      (1.33)%       1.42%         2.63 %
Portfolio turnover                                        89 %(4)       175%         329 %        456 %        192%          276 %

                                                                                      CLASS B
                                                 -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2005     -----------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001          2000
Net asset value, beginning of period                  $11.28         $11.24       $12.02       $10.87       $10.07        $10.62

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     (0.07)         (0.24)       (0.31)       (0.23)        0.09          0.19
   Net realized and unrealized gain (loss)              0.39           0.28        (0.47)        1.43         1.00         (0.55)
                                                      ------         ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.32           0.04        (0.78)        1.20         1.09         (0.36)
                                                      ------         ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --             --           --        (0.05)       (0.29)        (0.19)
                                                      ------         ------       ------       ------       ------        ------
Change in net asset value                               0.32           0.04        (0.78)        1.15         0.80         (0.55)
                                                      ------         ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                        $11.60         $11.28       $11.24       $12.02       $10.87        $10.07
                                                      ======         ======       ======       ======       ======        ======
Total return(1)                                         2.84 %(4)      0.36 %      (6.49)%      11.10 %      11.07%        (3.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $10,872        $12,290      $16,359      $15,381       $9,857       $11,649

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)          4.34 %(3)      4.11 %       4.50 %       4.26 %       4.51%         4.85 %
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)          2.92 %(3)      2.91 %       2.99 %       3.00 %       3.00%         3.03 %
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)         4.34 %(3)      4.11 %       4.50 %       4.61 %       4.87%         5.05 %
   Net investment income (loss)                        (1.28)%(3)     (2.15)%      (2.74)%      (2.02)%       0.85%         1.94 %
Portfolio turnover                                        89 %(4)       175 %        329 %        456 %        192%          276 %

(1) Sales charges are not reflected in the total return calculation.           (3) Annualized.
(2) Computed using average shares outstanding.                                 (4) Not annualized.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS C
                                                 -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2005     -----------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001          2000
Net asset value, beginning of period                  $11.22         $11.18       $11.96       $10.83       $10.04        $10.59

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     (0.07)         (0.24)       (0.31)       (0.23)        0.08          0.19
   Net realized and unrealized gain (loss)              0.39           0.28        (0.47)        1.42         1.01         (0.55)
                                                      ------         ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.32           0.04        (0.78)        1.19         1.09         (0.36)
                                                      ------         ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --             --           --        (0.06)       (0.30)       (0.19)
                                                      ------         ------       ------       ------       ------        ------
Change in net asset value                               0.32           0.04        (0.78)        1.13         0.79        (0.55)
                                                      ------         ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                        $11.54         $11.22       $11.18       $11.96       $10.83        $10.04
                                                      ======         ======       ======       ======       ======        ======
Total return(1)                                         2.85 %(4)      0.36 %      (6.44)%      11.01 %      11.11%        (3.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $34,226        $25,779      $31,102      $24,449       $7,531        $6,886

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)          4.32 %(3)      4.12 %       4.54 %       4.22 %       4.50%         4.83 %
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)          2.93 %(3)      2.91 %       2.99 %       3.00 %       3.00%         3.03 %
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)         4.32 %(3)      4.12 %       4.54 %       4.51 %       4.86%         5.03 %
   Net investment income (loss)                        (1.24)%(3)     (2.15)%      (2.77)%      (2.02)%       0.81%         1.93 %
   Portfolio turnover                                     89 %(4)       175 %        329 %        456 %        192%          276 %

(1) Sales charges are not reflected in the total return calculation.         (3) Annualized.
(2) Computed using average shares outstanding.                               (4) Not annualized.

                        See Notes to Financial Statements

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)


1. ORGANIZATION
   Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently one Fund, the Market Neutral Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are declared and recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. SHORT SALES:
   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At April 30, 2005, the value of securities sold short amounted to $112,012,600 against which collateral of $241,400,140 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

H. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. BORROWINGS:
   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.

J. INDEMNIFICATIONS:
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund.
   The Adviser has voluntarily agreed to reimburse the Fund expenses (exclusive of taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2006.
   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $2,258 for Class A shares, deferred sales charges of $21,048 for Class B shares and $2,440 for Class C shares for the six-month period ("the period") ended April 30, 2005.
   In addition, the Trust pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Fund, PEPCO receives a fee for tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.06% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended April 30, 2005, the Trust incurred PEPCO financial agent fees totaling $37,392.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company ("State Street") serving as sub-transfer agent. For the period ended April 30, 2005, transfer agent fees were $104,164 as reported in the Statement of Operations, of which PEPCO retained $22,928.
   At April 30, 2005, PNX and affiliates and the retirement plans of PNX and affiliates held 778,389 Class A shares of the Fund with a value of $9,247,256.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended April 30, 2005, were as follows:
Purchases ........................................................  $100,356,855
Sales ............................................................    94,093,451
Short sales ......................................................    98,200,588
Purchases to cover short sales ...................................    87,165,421

   There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
   At April 30, 2005, the Fund held the following restricted securities:

                                                         Market         % of
                          Acquisition    Acquisition     Value        Net Assets
                             Date           Cost       at 4/30/05     at 4/30/05
                    ------------------------------------------ --------------
Telefonica Moviles S.A.    12/20/01         $ --          $ --           0.0%
Telefonica Data
  Argentina S.A.           12/20/01           --            --           0.0
Seagate Technology
  Refund Rights            11/22/00           --           (84)          0.0

   At the end of the period, the value of restricted securities amounted to $(84) or 0.0% of net assets.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION
   The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                 Expiration Year
   -------------------------------------------------------------------------
      2007                 2008                2011                 Total
   ----------          ----------          -----------           -----------
   $2,157,456          $5,119,432          $10,522,031           $17,798,919

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. OTHER
   On June 18, 2003, the Board of Trustees of Phoenix Portfolios voted to liquidate Class I Shares of the Phoenix Market Neutral Fund. Based on the recommendation of Management, the Trustees determined that liquidation is in the best interest of the Class I shareholders and voted to direct the mandatory redemption of all Class I Shares of the Fund.
   The Trustees directed that liquidation and mandatory redemption be effected as soon as practicable, as determined by the Trust's officers.
   On November 26, 2003, the Class I Shares of the Fund were redeemed at their net asset value.

10. PROXY VOTING PROCEDURES
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11. FORM N-Q INFORMATION
   Effective July 31, 2004, the Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

PHOENIX PORTFOLIOS
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
APRIL 30, 2005 (UNAUDITED)

   The Board of Trustees is responsible for overseeing the performance of the Fund's Adviser and for determining whether to approve and renew the Fund's investment advisory agreements. In approving the agreement, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of the agreement to the Fund. A report from the Adviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.
   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of the Fund with a peer group of funds and a relevant market index, the allocation of the Fund's brokerage commissions, including any allocations to affiliates, the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services to the Adviser and the potential benefits derived by the Fund from such services. Additionally, the Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser.
   With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.
   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Fund's management.
   The Board also reviewed materials describing the financial profitability of the Adviser. The materials included information about how costs are allocated across the mutual fund complex and matched to revenues. The Board noted that the Adviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.
   Following considerable deliberations, the Board found the Fund's management fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. The Board also found no evidence of material or systemic compliance violations by the Adviser in its management of the Fund. The Board noted the solid performance demonstrated by the Fund, which had significantly outperformed the average of the performance universe used for comparison for all periods reviewed. The Board concluded that the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund to be fair and reasonable. In drawing this conclusion, the Board considered the voluntary waiver of advisory and other fees to prevent total fund expenses from exceeding a specified cap. The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement. It concluded that the compensation under the agreement is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway               Served since       41          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC      2004.                          Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                               Macy, Jr. Foundation (Honorary) (2004-present), Pace University
New York, NY 10178                                            (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
DOB: 8/2/29                                                   Boy Scouts of America (1985-present), The Academy of Political Science
                                                              (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                              (1989-present), Colgate University (Trustee Emeritus) (since 2004).
                                                              Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                              (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                              (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of
                                                              New York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                              (1974-2002), Centennial Insurance Company (1974-2002), Union Pacific
                                                              Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                              (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                              University (1978-2003), New York Housing Partnership Development Corp.
                                                              (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne            Served since       41          Currently retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court         2004.                          (1988-present).
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Served since       39          Currently retired. Trustee, Phoenix Funds Complex (1989-present).
7721 Blue Heron Way            1998.                          Trustee, Scudder Investments (33 portfolios) (1986-present). Director,
West Palm Beach, FL 33412                                     Coutts & Co. Trust Holdings Limited (1991-2000), Coutts & Co. Group
DOB: 3/28/30                                                  (1991-2000) and Coutts & Co. International (USA) (private banking)
                                                              (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries            Served since       42          Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902       2004.                          Trustee/Director, Phoenix Funds Complex (1995-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Served since       39          Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.      2004.                          Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix
736 Market Street, Ste. 1430                                  Funds Complex (1980-present). Chairman (1998 to 2000) and Chief
Chattanooga, TN 37402                                         Executive Officer (1995-1998), Carson Products Company (cosmetics).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Served since       41          Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of          2004.                          (1982- present). Trustee/Director, Phoenix Funds Complex
New York                                                      (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris              Served since       41          Currently retired. Trustee/Director, Phoenix Funds Complex
164 Laird Road                 2004.                          (1995-present). Director, W.H. Reaves and Company (2004-present). Vice
Colts Neck, NJ 07722                                          President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                  (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                 Served since       39          Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
Hudson Castle Group, Inc.      2004.                          Inc.) (financial services) (1997-present). Managing Director Wydown
c/o Northeast Investment                                      Group (consulting firm) (1994-present). Director, Investors Financial
Management, Inc.                                              Service Corporation (1995-present), Investors Bank & Trust Corporation
50 Congress Street                                            (1995-present), Stifel Financial (1996-present), Connecticut River
Suite 1000                                                    Bancorp (1998-present), Connecticut River Bank (1999-present), Trust
Boston, MA 02109                                              Company of New Hampshire (2002-present). Chairman, Emerson Investment
DOB: 5/31/46                                                  Management, Inc. (2000-present). Vice Chairman, Massachusetts Housing
                                                              Partnership (1994-1999). Director/Trustee, John Hancock Trust
                                                              (2004-present), Blue Cross and Blue Shield of New Hampshire
                                                              (1994-1999), AIB Govett Funds (1991-2000) and Command Systems, Inc.
                                                              (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind,
                                                              Inc. (2000-2002), 1Mind.com, Plymouth Rubber Co. (1995-2003). Director
                                                              and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans               Served since       39          Currently retired. President, Romans & Company (private investors and
39 S. Sheridan Road            1998.                          financial consultants) (1987-2003). Trustee/Director, Phoenix Funds
Lake Forest, IL 60045                                         Complex (1985- present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                                  portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Served since       39          Managing Director, Northway Management Company (1998-present).
Northway Management Company    2004.                          Trustee/Director, Phoenix Funds Complex (1988-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck       Served since       39          Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds Complex
Nederpolder, 7                 2005.                          (2004-present). Director EASDAQ (Chairman), The Fleming Continental
B-9000 Gent, Belgium                                          European Investment Trust, Groupe SNEF, Degussa Antwerpen N.V.,
DOB: 7/30/42                                                  Santens N.V. Managing Director, Almanij N.V. (1992-2003); Director,
                                                              KBC Bank and Insurance Holding Company (Euronext) (1992-2003), KBC
                                                              Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                              Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                              (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                              N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg,
                                                              Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.         Served since       39          Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street          2004.                          (1996- present), WWF, Inc. (2000-present). President, The Trust for
Essex, CT 06426                                               America's Health (non-profit) (2001-present). (Trustee/Director),
DOB: 5/16/31                                                  Phoenix Funds Complex (1995-present). Director, UST, Inc. (1995-2004),
                                                              HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                LENGTH OF     PORTFOLIOS IN
                               TIME SERVED    FUND COMPLEX
    NAME, ADDRESS AND        AND POSITION(S)   OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            WITH TRUST        TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche          Served since        39         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  Lazard Freres & Co. LLC      2004.                          Trustee/Director, Phoenix Funds Complex (2002-present). Director, The
  30 Rockefeller Plaza,                                       Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                                  (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin         Served since        63         Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund
  DOB: 10/23/46                1993.                          (1991-present). Management Consultant (2002-2004), Chairman
                                                              (1997-2002), Chief Executive Officer (1995-2002), Director (1995-2002)
                               Chairman                       and Vice Chairman (1995-1997), Phoenix Investment Partners, Ltd.
                                                              Director and Executive Vice President, The Phoenix Companies, Inc.
                                                              (2000-2002). Director (1994-2002) and Executive Vice President,
                                                              Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                              (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                              Director (1982-2002) and President (1990-2000), Phoenix Equity
                                                              Planning Corporation. Chairman and President, Phoenix/Zweig Advisers
                                                              LLC (2001-2002). Director (2001-2002) and President (April
                                                              2002-September 2002), Phoenix Investment Management Company. Director
                                                              and Executive Vice President, Phoenix Life and Annuity Company
                                                              (1996-2002). Director (1995-2000) and Executive Vice President
                                                              (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                              Insurance Company. Director, Phoenix National Trust Holding Company
                                                              (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                              Executive Vice President (2002-2002), PM Holdings, Inc. Director, W.S.
                                                              Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                              President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
  Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                    LENGTH OF
                              POSITION(S) HELD WITH
    NAME, ADDRESS AND          TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci              President since 2004.         Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                                (wealth management) (since 2003). President and Chief Executive Officer,
                                                            Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                            Executive Officer of North American investment operations, Pioneer
                                                            Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                            Management Group (2000-2001), Executive Vice President of Distribution
                                                            and Marketing for U.S. institutional services business (1998-2000) and
                                                            Executive Vice President of Distribution and Marketing for Fidelity
                                                            Canada (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward             Executive Vice President      Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64                  since 2004.                   Phoenix Companies, Inc. (2004-present). Executive Vice President and
                                                            Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                            (2004-present). Vice President, Phoenix Life Insurance Company
                                                            (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                            Vice President, Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                            Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President         Vice President and Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                  since 2004.                   Partners, Ltd. (2003-present), Senior Vice President and Chief
                                                            Administrative Officer, Phoenix Equity Planning Corporation
                                                            (1999-present), Senior Vice President, certain funds within the Phoenix
                                                            Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Chief Financial Officer and   Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                 Treasurer since 1996.         Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                            Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                            Financial Officer and Treasurer or Assistant Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 Secretary and                 Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row              Chief Legal Officer           2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102            since 2005.                   Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/3/54                                                 2005-present). Compliance Officer of Investments and Counsel, Travelers
                                                            Life and Annuity Company (January 2005-May 2005). Assistant General
                                                            Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L.J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer
   and Treasurer
Kevin J. Carr, Secretary and Chief Legal Officer


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                       ---------------
                                                          PRESORTED
                                                          STANDARD
                                                        U.S. POSTAGE
                                                            PAID
                                                       Louisville, KY
                                                       Permit No. 1051
                                                       ---------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP2180A                                                                    6-05



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to  Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to  Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Portfolios
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         July 6, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         July 6, 2005
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ---------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         June 28, 2005
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.